Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31,
	2022	2021
	(U.S. Dollars in thousands)

Office furniture and lab equipment	721	648
Computers and electronic equipment	1,304	1,109
Equipment and machinery	4,326	2,766
Leasehold improvement	647	544
Vehicles	156	132
Land – See b below	6,314	6,314
Production line– See b below	31,740	26,790
	45,208	38,303
Less: accumulated depreciation	(1,663)	(868)
Total property and equipment, net	43,545	37,435